LEASES - Narrative (Details)	Feb. 01, 2024 USD ($)	Jan. 01, 2024 USD ($)	Apr. 01, 2020 USD ($)	Mar. 31, 2024 USD ($)	Feb. 09, 2024 USD ($)	Dec. 21, 2023 ft²	Oct. 16, 2023 ft²	Feb. 29, 2020 ft²
LEASES
Operating Lease Right to Use Lease Asset				$ 368,965	$ 395,064
Operating lease liability				$ 374,214	$ 400,840
Texas
LEASES
Term of lease								63 months
Area of land leased | ft²								2,539
Lease renewal term			5 years
Operating Lease Right to Use Lease Asset			$ 172,562
Operating lease liability			$ 172,562
Incremental borrowing rate used as discount rate			4.75%
Colorado
LEASES
Term of lease						12 years
Area of land leased | ft²						464
Operating Lease Right to Use Lease Asset		$ 12,903
Operating lease liability		12,903
Operating lease monthly payments made		$ 1,100
Incremental borrowing rate used as discount rate		5.00%
Utah
LEASES
Term of lease							3 years
Area of land leased | ft²							5,334
Lease renewal term	3 years
Operating Lease Right to Use Lease Asset	$ 333,010
Operating lease liability	$ 333,010
Incremental borrowing rate used as discount rate	5.00%
Annual rent escalation (in percent)	3.00%
Minimum | Texas
LEASES
Operating lease monthly payments made			$ 3,120
Minimum | Utah
LEASES
Operating lease monthly payments made	$ 9,476
Maximum | Texas
LEASES
Operating lease monthly payments made			$ 3,544
Maximum | Utah
LEASES
Operating lease monthly payments made	$ 10,053